Loss Per Share - Schedule of Loss and Share Data Used in the Basic and Diluted loss Per Share (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Loss Per Share - Schedule of Loss and Share Data Used in the Basic and Diluted loss Per Share (Details) [Line Items]
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations	¥ (51,395)	¥ (47,954)	¥ (644,224)
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations	31,412,525	22,905,148	21,340,420
Class B Ordinary Shares [Member]
Loss Per Share - Schedule of Loss and Share Data Used in the Basic and Diluted loss Per Share (Details) [Line Items]
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations	¥ (13,548)	¥ (17,337)	¥ (249,990)
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations	8,281,098	8,281,098	8,281,098